Concentration of Credit Risk, Note	12 Months Ended
Dec. 31, 2013
Notes
Concentration of Credit Risk, Note

NOTE 11 - CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the local currency in three financial institutions in the United States. The balance, at any given time, may exceed Federal Deposit Insurance Corporation insurance limits. As of December 31, 2013 and 2012, there was $7,214,159 and $57,405, respectively, in excess of insurable limits.